                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ X ]; Amendment Number:  _1___
  This Amendment (Check only one.): [ X] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          441 Vine Street, Suite 1300
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 746-2200

Signature, Place, and Date of Signing:

/s/ John M. Stein                        Cincinnati, Ohio  May 25, 2007
---------------------                    ----------------  ------------


Report Type (Check only one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

                                       -1-


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                -0-
                                               -------

Form 13F Information Table Entry Total:            56
                                              -------

Form 13F Information Table Value Total:      $ 192,028
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                                             (thousands)

List of Other Included Managers:             None








































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
Column 1                        Column 2  Column 3   Column 4           Column 5      Column 6  Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                Title of                          SH or  SH\  PUT\    Inv.      Oth
Name of Issuer                  Class     CUSIP      FMV (000's)  PRN    PRN  CALL    Discr.    Mgrs     Sole      Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
AERCAP HOLDINGS NV              SHS       N00985106   6,652     228,497  SH         Sole                 228,497
AIRCASTLE LTD                   Common    G0129K104   5,647     159,603  SH         Sole                 159,603
ALLIANCE BANK CORP              Common    018535104     945      61,138  SH         Sole                  61,138     -        -
AMERISERV                       Common    03074A102  10,442   2,180,000  SH         Sole               2,180,000
ARCH CAP GROUP LTD              Ord       G0450A105   6,873     100,760  SH         Sole                 100,760
ARES CAPITAL CORP               Common    04010L103   3,634     200,000  SH         Sole                 200,000
BANC OF AMERICA CORP            Common    060505104   6,085     119,274  SH         Sole                 119,274
BANCORP INC DEL                 Common    05969A105   4,164     160,146  SH         Sole                 160,146
BANKFINANCIAL CORP              Common    06643P104   1,426      87,633  SH         Sole                  87,633     -        -
BANK MUTUAL CORP                Common    063750103   2,289     201,304  SH         Sole                 201,304
BEVERLY NATIONAL CORP           Common    088115100   1,093      50,474  SH         Sole                  50,474
BNCCORP INC                     Common    055936108   5,563     337,500  SH         Sole                 337,500
BROOKFIELD ASSET MANAGEMENT     Cl A Ltd  112585104   7,533     144,139  SH         Sole                 144,139     -        -
CARREKER CORPORATION            Common    144433109     662      82,483  SH         Sole                  82,483
CENTENNIAL BK HLDGS INC         Common    151345303   2,806     324,400  SH         Sole                 324,400
CITIZENS CMNTY BANCORP          Common    174903104   2,254     237,805  SH         Sole                 237,805
CIVITAS BANKGROUP INC           Common    178871109   8,391     902,303  SH         Sole                 902,303
COMMONWEALTH BANKSHARES INC     Common    202736104   9,781     435,659  SH         Sole                 435,659
CONNECTICUT BANK & TRUST CO     Common    207546102   1,112     138,320  SH         Sole                 138,320
DIME BANCORP INC NEW            Common    25429Q110      37     215,656  SH         Sole                 215,656
ECB BANCORP INC                 Common    268253101   1,830      54,618  SH         Sole                  54,618
EMPLOYERS HOLDINGS INC          Common    292218104   1,995      99,658  SH         Sole                  99,658
ENSTAR GROUP LIMITED            SHS       G3075P101   3,325      33,711  SH         Sole                  33,711
FIRST CMNTY BK CORP AMER        Common    31985E202   1,571      82,687  SH         Sole                  82,687
FIRST FRANKLIN CORP             Common    320272107     986      55,566  SH         Sole                  55,566
FIRST KEYSTONE FINL INC         Common    320655103   4,364     221,515  SH         Sole                 221,515
FIRST MERCURY FINANCIAL CORP    Common    320841109   2,888     140,511  SH         Sole                 140,511
GENESIS LEASE LTD               ADR       37183T107   2,353      89,969  SH         Sole                  89,969
HANMI FINANCIAL                 Common    410495105     310      16,275  SH         Sole                  16,275
K FED BANCORP                   Common    48246S101   2,923     156,043  SH         Sole                 156,043     -        -
KNIGHT CAPITAL GROUP            CL A      499005106   2,928     184,824  SH         Sole                 184,824
LAKELAND BANCORP INC            Common    511637100      75       5,559  SH         Sole                   5,559
LEGACY BANCORP                  CL A      52463G105   1,183      76,303  SH         Sole                  76,303     -        -
MACKINAC FINANCIAL CORP         Common    554571109   3,148     340,000  SH         Sole                 340,000
MEADOWBROOK INSURANCE           Common    58319P108   2,617     238,114  SH         Sole                 238,114
MELLON BANK CORP                Common    58551A108   4,547     105,395  SH         Sole                 105,395
MONEYGRAM INTERNATIONAL         Common    60935Y109   2,736      98,574  SH         Sole                  98,574
MORGAN STANLEY                  Common    617446448   7,376      93,646  SH         Sole                  93,646
NASDAQ STOCK MARKET             Common    631103108   4,349     147,861  SH         Sole                 147,861
NEWALLIANCE BANCSHARES INC      Common    650203102   3,643     224,755  SH         Sole                 224,755
NESS TECHNOLOGIES INC           Common    64104X108   2,876     225,000  SH         Sole                 225,000
PACIFIC MERCANTILE BANCORP      Common    694552100     101       7,116  SH         Sole                   7,116     -        -
PATRIOT NATIONAL BANCORP INC    Common    70336F104   1,621      72,053  SH         Sole                  72,053
PEOPLES BANK                    Common    710198102   1,110      25,000  SH         Sole                  25,000
PEOPLES COMMUNITY               Common    71086E107   7,282     432,183  SH         Sole                 432,183
PHOENIX COMPANIES               Common    71902E109   1,560     112,377  SH         Sole                 112,377
PLATINUM UNDERWRITER            Common    G7127P100   3,953     123,218  SH         Sole                 123,218
PROGRESSIVE CORP                Common    743315103   1,990      91,182  SH         Sole                  91,182
R&G FINANCIAL CORP CL B         CL B      749136107     500     100,000  SH         Sole                 100,000     -         -
SAFETY INSURANCE GROUP          Common    78648T100   2,076      51,754  SH         Sole                  51,754
STERLING FINL CORP WASH         Common    859319105   3,472     111,313  SH         Sole                 111,313
TOWER GROUP INC                 Common    891777104   4,076     126,506  SH         Sole                 126,506
UNITED AMER INDEMNITY LTD       CL A      90933T109   3,444     148,431  SH         Sole                 148,431
WESTFIELD FINANCIAL             Common    96008P104   2,158     201,305  SH         Sole                 201,305
WESTERN UNION                   Common    959802109   6,400     291,551  SH         Sole                 291,551
ZENITH NATIONAL INSURANCE CORP  Common    989390109   6,879     145,529  SH         Sole                 145,529





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